CERTAMT

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03036615

1-31887

American Stock Exchange
86 Trinity Place
New York, NY 10006

November 20, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

NOV 26 2003

PROCESSED
NOV 28 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 4, 2003, the American Stock Exchange, Inc. (the "Exchange") received from NUVEEN MUNICIPAL HIGH INCOME OPPORTUNITY FUND (the "Registrant") a copy of the Registrant's application on Form 8-A12B for the registration of the following securities:

Common Stock, $0.01 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Sajjad H. Qamar
Senior Listing Analyst
Listing Qualifications Department

cc: Herbert Scholl